UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, Chief Legal Officer

Transparent Value Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 – December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.0%
Consumer, Non-cyclical - 26.8%
Zoetis, Inc.	86,916	$7,434,795
Edwards Lifesciences Corp.*	48,231	7,387,542
Lamb Weston Holdings, Inc.	99,926	7,350,557
Merck & Company, Inc.	90,735	6,933,061
Estee Lauder Companies, Inc. — Class A	51,486	6,698,328
IQVIA Holdings, Inc.*	57,541	6,684,538
Quanta Services, Inc.	221,987	6,681,809
PayPal Holdings, Inc.*	78,407	6,593,245
UnitedHealth Group, Inc.	25,936	6,461,176
Post Holdings, Inc.*	69,785	6,219,937
Vertex Pharmaceuticals, Inc.*	37,445	6,205,011
Thermo Fisher Scientific, Inc.	27,715	6,202,340
Monster Beverage Corp.*	123,099	6,058,933
Worldpay, Inc. — Class A*	78,087	5,968,189
ABIOMED, Inc.*	18,286	5,943,681
Mondelez International, Inc. — Class A	142,637	5,709,759
Global Payments, Inc.	54,754	5,646,780
Bristol-Myers Squibb Co.	108,423	5,635,828
Cigna Corp.	28,200	5,355,744
Cintas Corp.	31,705	5,326,123
Centene Corp.*	44,472	5,127,622
Jazz Pharmaceuticals plc*	39,147	4,852,662
Sysco Corp.	77,156	4,834,595
Molina Healthcare, Inc.*	39,182	4,553,732
Mylan N.V.*	165,970	4,547,578
Total Consumer, Non-cyclical		150,413,565
Financial - 18.6%
Progressive Corp.	121,005	7,300,232
Mastercard, Inc. — Class A	34,824	6,569,548
Credit Acceptance Corp.*	17,012	6,494,501
Visa, Inc. — Class A	48,225	6,362,806
American Financial Group, Inc.	66,299	6,002,048
JPMorgan Chase & Co.	59,088	5,768,170
Alexandria Real Estate Equities, Inc. REIT	49,897	5,750,130
Prologis, Inc. REIT	96,890	5,689,381
CBRE Group, Inc. — Class A*	134,875	5,400,395
Host Hotels & Resorts, Inc. REIT	315,740	5,263,386
Bank of America Corp.	211,023	5,199,607
Goldman Sachs Group, Inc.	30,579	5,108,222
Citigroup, Inc.	97,571	5,079,546
Ally Financial, Inc.	223,452	5,063,422
T. Rowe Price Group, Inc.	54,208	5,004,483
Intercontinental Exchange, Inc.	63,233	4,763,342
Zions Bancorp North America	114,767	4,675,608
Wells Fargo & Co.	101,361	4,670,715
KeyCorp	286,317	4,231,765
Total Financial		104,397,307
Communications - 14.1%
CDW Corp.	84,752	6,869,150
Verizon Communications, Inc.	109,662	6,165,198
Twenty-First Century Fox, Inc. — Class A	128,103	6,164,316
Walt Disney Co.	56,040	6,144,786
Amazon.com, Inc.*	4,049	6,081,476
Facebook, Inc. — Class A*	44,798	5,872,570
IAC/InterActiveCorp*	31,504	5,766,492
Comcast Corp. — Class A	167,654	5,708,619
Motorola Solutions, Inc.	48,421	5,570,352
Cisco Systems, Inc.	124,450	5,392,418
GrubHub, Inc.*	63,654	4,889,264
VeriSign, Inc.*	32,446	4,811,417
Charter Communications, Inc. — Class A*	13,964	3,979,321
CenturyLink, Inc.	220,321	3,337,863
Discovery, Inc. — Class A*	101,343	2,507,226
Total Communications		79,260,468
Consumer, Cyclical - 12.6%
Dollar Tree, Inc.*	75,899	6,855,198
Allison Transmission Holdings, Inc.	146,206	6,419,905
Burlington Stores, Inc.*	38,933	6,333,231
DR Horton, Inc.	158,119	5,480,404
Live Nation Entertainment, Inc.*	110,356	5,435,033
Darden Restaurants, Inc.	54,356	5,427,990
Lennar Corp. — Class A	135,657	5,310,972
Wynn Resorts Ltd.	50,425	4,987,537
Delta Air Lines, Inc.	99,427	4,961,407
TJX Companies, Inc.	108,595	4,858,540
Costco Wholesale Corp.	23,706	4,829,149
Advance Auto Parts, Inc.	30,086	4,737,342
Aptiv plc	76,871	4,732,948
Total Consumer, Cyclical		70,369,656
Technology - 10.9%
Broadcom, Inc.	29,155	7,413,533
Xilinx, Inc.	85,001	7,239,535
salesforce.com, Inc.*	51,753	7,088,609
VMware, Inc. — Class A	46,417	6,365,163
Intuit, Inc.	29,132	5,734,634
HP, Inc.	247,650	5,066,919
Cognizant Technology Solutions Corp. — Class A	79,285	5,033,012
MSCI, Inc. — Class A	31,723	4,676,922
Apple, Inc.	28,521	4,498,902
Qorvo, Inc.*	68,985	4,189,459
Maxim Integrated Products, Inc.	76,996	3,915,247
Total Technology		61,221,935
Industrial - 8.2%
Ball Corp.	157,455	7,239,781
CH Robinson Worldwide, Inc.	82,071	6,901,350
Spirit AeroSystems Holdings, Inc. — Class A	88,873	6,406,855
Lockheed Martin Corp.	24,139	6,320,556
TransDigm Group, Inc.*	17,172	5,839,510
Fortune Brands Home & Security, Inc.	145,536	5,528,913
FLIR Systems, Inc.	92,377	4,022,094
FedEx Corp.	23,190	3,741,243
Total Industrial		46,000,302
Energy - 4.8%
Diamondback Energy, Inc.	55,258	5,122,417
Kinder Morgan, Inc.	297,459	4,574,919
Phillips 66	52,577	4,529,509
Williams Companies, Inc.	193,679	4,270,622
EOG Resources, Inc.	48,569	4,235,702
Pioneer Natural Resources Co.	31,717	4,171,420
Total Energy		26,904,589

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Basic Materials - 2.1%
Celanese Corp. — Class A	69,839	$6,283,415
Albemarle Corp.	71,742	5,529,156
Total Basic Materials		11,812,571
Utilities - 0.9%
Vistra Energy Corp.*	214,278	4,904,824
Total Common Stocks
(Cost $535,507,585)		555,285,217

EXCHANGE-TRADED FUNDS† - 1.1%
SPDR S&P 500 ETF Trust	23,949	5,985,334
Total Exchange-Traded Funds
(Cost $6,139,583)		5,985,334
Total Investments - 100.1%
(Cost $541,647,168)		$561,270,551
Other Assets & Liabilities, net - (0.1)%		(348,081)
Total Net Assets - 100.0%		$560,922,470

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Invesment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$555,285,217	$—	$—	$555,285,217
Exchange-Traded Funds	5,985,334	—	—	5,985,334
Total Assets	$561,270,551	$—	$—	$561,270,551

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 98.3%
Consumer, Non-cyclical - 22.1%
Altria Group, Inc.	6,294	$310,861
AbbVie, Inc.	3,201	295,100
Procter & Gamble Co.	3,081	283,206
Kimberly-Clark Corp.	2,231	254,200
Kraft Heinz Co.	5,625	242,100
PepsiCo, Inc.	2,187	241,620
Flowers Foods, Inc.	12,691	234,403
Merck & Company, Inc.	2,968	226,785
Hershey Co.	1,980	212,216
Clorox Co.	1,287	198,378
Johnson & Johnson	1,416	182,735
Eli Lilly & Co.	1,493	172,770
Bristol-Myers Squibb Co.	3,214	167,064
Medtronic plc	1,588	144,445
Abbott Laboratories	1,825	132,002
Kroger Co.	4,588	126,170
Automatic Data Processing, Inc.	946	124,040
Sysco Corp.	1,897	118,866
AmerisourceBergen Corp. — Class A	1,553	115,543
Booz Allen Hamilton Holding Corp.	2,121	95,593
Allergan plc	590	78,859
Encompass Health Corp.	1,226	75,644
Zoetis, Inc.	464	39,691
Bruker Corp.	951	28,311
Total System Services, Inc.	339	27,557
Thermo Fisher Scientific, Inc.	61	13,651
Total Consumer, Non-cyclical		4,141,810
Financial - 20.7%
Gaming and Leisure Properties, Inc. REIT	16,493	532,889
Invesco Ltd.	15,314	256,356
Old Republic International Corp.	11,748	241,656
PacWest Bancorp	7,046	234,491
Prudential Financial, Inc.	2,779	226,628
Principal Financial Group, Inc.	5,123	226,283
Synchrony Financial	9,603	225,287
BB&T Corp.	4,529	196,196
Huntington Bancshares, Inc.	15,981	190,494
First American Financial Corp.	4,060	181,238
KeyCorp	11,412	168,669
PNC Financial Services Group, Inc.	1,375	160,751
Regions Financial Corp.	11,092	148,411
Fifth Third Bancorp	6,210	146,121
Citizens Financial Group, Inc.	4,812	143,061
U.S. Bancorp	3,044	139,111
Popular, Inc.	2,914	137,599
Ameriprise Financial, Inc.	1,308	136,516
JPMorgan Chase & Co.	1,271	124,075
Visa, Inc. — Class A	286	37,735
Mastercard, Inc. — Class A	137	25,845
Total Financial		3,879,412
Technology - 11.5%
Broadcom, Inc.	1,030	261,908
International Business Machines Corp.	2,175	247,232
Paychex, Inc.	3,058	199,229
Maxim Integrated Products, Inc.	3,854	195,976
Hewlett Packard Enterprise Co.	14,146	186,869
Lam Research Corp.	1,259	171,438
Intel Corp.	3,605	169,183
KLA-Tencor Corp.	1,818	162,693
HP, Inc.	6,740	137,900
Microsoft Corp.	992	100,757
Broadridge Financial Solutions, Inc.	764	73,535
Genpact Ltd.	2,360	63,697
Intuit, Inc.	279	54,921
CDK Global, Inc.	1,147	54,918
Jack Henry & Associates, Inc.	423	53,518
SS&C Technologies Holdings, Inc.	606	27,337
Total Technology		2,161,111
Utilities - 9.7%
Southern Co.	9,242	405,909
PPL Corp.	13,540	383,588
Duke Energy Corp.	4,186	361,252
Dominion Energy, Inc.	4,970	355,156
AES Corp.	21,918	316,934
Total Utilities		1,822,839
Consumer, Cyclical - 9.4%
General Motors Co.	9,454	316,236
Wyndham Destinations, Inc.	7,367	264,033
Watsco, Inc.	1,345	187,143
Fastenal Co.	3,423	178,989
Kohl's Corp.	2,667	176,929
Darden Restaurants, Inc.	1,583	158,078
Delta Air Lines, Inc.	3,088	154,091
Hasbro, Inc.	1,830	148,687
KAR Auction Services, Inc.	2,523	120,398
Casey's General Stores, Inc.	467	59,842
Total Consumer, Cyclical		1,764,426
Industrial - 9.0%
Ryder System, Inc.	5,318	256,062
Cummins, Inc.	1,681	224,649
Sonoco Products Co.	3,755	199,503
Eaton Corporation plc	2,742	188,266
Johnson Controls International plc	5,444	161,414
Caterpillar, Inc.	1,268	161,125
WestRock Co.	4,241	160,140
Corning, Inc.	4,646	140,356
Hubbell, Inc.	1,375	136,592
Agilent Technologies, Inc.	866	58,420
Total Industrial		1,686,527
Energy - 8.5%
Kinder Morgan, Inc.	20,467	314,783
ONEOK, Inc.	5,633	303,900
Chevron Corp.	2,414	262,619
Exxon Mobil Corp.	3,653	249,098
Occidental Petroleum Corp.	3,805	233,551
Helmerich & Payne, Inc.	4,843	232,173
Total Energy		1,596,124
Communications - 6.3%
AT&T, Inc.	15,072	430,155
Verizon Communications, Inc.	5,926	333,160
Interpublic Group of Companies, Inc.	11,827	243,991

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Communications - 6.3% (continued)
Cisco Systems, Inc.	4,331	$187,662
Total Communications		1,194,968
Basic Materials - 1.1%
LyondellBasell Industries N.V. — Class A	2,503	208,150
Total Common Stocks
(Cost $19,427,864)		18,455,367

EXCHANGE-TRADED FUNDS† - 1.1%
iShares Select Dividend ETF	2,284	203,984
Total Exchange-Traded Funds
(Cost $199,832)		203,984
Total Investments - 99.4%
(Cost $19,627,696)		$18,659,351
Other Assets & Liabilities, net - 0.6%		104,610
Total Net Assets - 100.0%		$18,763,961

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,455,367	$—	$—	$18,455,367
Exchange-Traded Funds	203,984	—	—	203,984
Total Assets	$18,659,351	$—	$—	$18,659,351

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 100.7%
Consumer, Non-cyclical - 25.9%
McCormick & Company, Inc.	1,378	$191,873
Cigna Corp.	1,009	191,629
Lamb Weston Holdings, Inc.	2,541	186,916
Merck & Company, Inc.	2,277	173,985
Danaher Corp.	1,651	170,251
Humana, Inc.	592	169,596
Eli Lilly & Co.	1,456	168,488
IQVIA Holdings, Inc.*	1,445	167,866
Estee Lauder Companies, Inc. — Class A	1,289	167,699
UnitedHealth Group, Inc.	655	163,174
Post Holdings, Inc.*	1,774	158,117
Worldpay, Inc. — Class A*	1,989	152,019
Constellation Brands, Inc. — Class A	923	148,437
Total System Services, Inc.	1,809	147,054
Becton Dickinson and Co.	650	146,458
Bristol-Myers Squibb Co.	2,767	143,829
Johnson & Johnson	1,072	138,342
Jazz Pharmaceuticals plc*	982	121,729
Booz Allen Hamilton Holding Corp.	2,606	117,452
Kroger Co.	3,957	108,817
Church & Dwight Company, Inc.	1,653	108,701
Bio-Rad Laboratories, Inc. — Class A*	465	107,982
Gartner, Inc.*	819	104,701
Allergan plc	657	87,815
Total Consumer, Non-cyclical		3,542,930
Financial - 18.2%
Progressive Corp.	3,051	184,067
Ally Financial, Inc.	7,596	172,125
Credit Acceptance Corp.*	436	166,447
CME Group, Inc. — Class A	874	164,417
American Financial Group, Inc.	1,678	151,910
Arch Capital Group Ltd.*	5,656	151,128
Intercontinental Exchange, Inc.	1,978	149,003
Mid-America Apartment Communities, Inc. REIT	1,552	148,527
Simon Property Group, Inc. REIT	865	145,311
Equinix, Inc. REIT	401	141,377
Alexandria Real Estate Equities, Inc. REIT	1,118	128,838
Commerce Bancshares, Inc.	2,251	126,889
U.S. Bancorp	2,637	120,511
Zions Bancorp North America	2,823	115,009
M&T Bank Corp.	794	113,645
Fifth Third Bancorp	4,790	112,709
Regions Financial Corp.	7,723	103,334
East West Bancorp, Inc.	2,339	101,816
Total Financial		2,497,063
Consumer, Cyclical - 14.4%
Dollar Tree, Inc.*	1,926	173,956
Starbucks Corp.	2,609	168,020
United Continental Holdings, Inc.*	1,935	162,018
Burlington Stores, Inc.*	986	160,393
Lululemon Athletica, Inc.*	1,306	158,823
Dollar General Corp.	1,455	157,256
KAR Auction Services, Inc.	3,144	150,032
Darden Restaurants, Inc.	1,372	137,008
Ross Stores, Inc.	1,540	128,128
TJX Companies, Inc.	2,820	126,167
Advance Auto Parts, Inc.	777	122,346
Costco Wholesale Corp.	596	121,411
General Motors Co.	3,341	111,756
Vail Resorts, Inc.	443	93,393
Total Consumer, Cyclical		1,970,707
Industrial - 14.1%
Ball Corp.	3,956	181,897
CH Robinson Worldwide, Inc.	2,074	174,403
Crown Holdings, Inc.*	4,046	168,192
Northrop Grumman Corp.	668	163,593
Lockheed Martin Corp.	608	159,199
Allegion plc	1,795	143,079
Honeywell International, Inc.	1,024	135,291
L3 Technologies, Inc.	743	129,029
National Instruments Corp.	2,771	125,748
Donaldson Company, Inc.	2,865	124,312
Harris Corp.	901	121,320
FLIR Systems, Inc.	2,373	103,320
Amphenol Corp. — Class A	1,273	103,139
Avnet, Inc.	2,728	98,481
Total Industrial		1,931,003
Communications - 11.3%
CDW Corp.	2,152	174,420
Twenty-First Century Fox, Inc. — Class A	3,259	156,823
Verizon Communications, Inc.	2,783	156,460
Walt Disney Co.	1,401	153,620
Comcast Corp. — Class A	4,301	146,449
Motorola Solutions, Inc.	1,231	141,614
Omnicom Group, Inc.	1,909	139,815
Discovery, Inc. — Class A*	5,212	128,945
Charter Communications, Inc. — Class A*	422	120,257
Interpublic Group of Companies, Inc.	5,827	120,211
CBS Corp. — Class B	2,504	109,475
Total Communications		1,548,089
Technology - 7.4%
Paychex, Inc.	2,286	148,933
Jack Henry & Associates, Inc.	1,029	130,189
Cognizant Technology Solutions Corp. — Class A	2,014	127,849
SS&C Technologies Holdings, Inc.	2,787	125,722
Citrix Systems, Inc.	1,222	125,206
Broadridge Financial Solutions, Inc.	1,232	118,580
MSCI, Inc. — Class A	803	118,386
First Data Corp. — Class A*	6,972	117,896
Total Technology		1,012,761
Energy - 5.5%
Chevron Corp.	1,096	119,234
Kinder Morgan, Inc.	7,507	115,458
Phillips 66	1,321	113,804
Williams Companies, Inc.	4,904	108,133
ONEOK, Inc.	1,984	107,037
EOG Resources, Inc.	1,215	105,960

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 100.7% (continued)
Energy - 5.5% (continued)
Targa Resources Corp.	2,425	$87,348
Total Energy		756,974
Utilities - 3.9%
Exelon Corp.	3,497	157,714
NiSource, Inc.	5,289	134,076
Evergy, Inc.	2,262	128,414
DTE Energy Co.	1,009	111,293
Total Utilities		531,497
Total Common Stocks
(Cost $13,641,201)		13,791,024
Total Investments - 100.7%
(Cost $13,641,201)		$13,791,024
Other Assets & Liabilities, net - (0.7)%		(96,101)
Total Net Assets - 100.0%		$13,694,923

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,791,024	$—	$—	$13,791,024

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 100.3%
Consumer, Non-cyclical - 27.0%
Zoetis, Inc.	2,256	$192,978
Edwards Lifesciences Corp.*	1,251	191,615
Lamb Weston Holdings, Inc.	2,604	191,550
Merck & Company, Inc.	2,358	180,175
Estee Lauder Companies, Inc. — Class A	1,338	174,074
Quanta Services, Inc.	5,762	173,436
IQVIA Holdings, Inc.*	1,490	173,093
PayPal Holdings, Inc.*	2,028	170,535
UnitedHealth Group, Inc.	664	165,416
Post Holdings, Inc.*	1,817	161,949
Vertex Pharmaceuticals, Inc.*	962	159,413
Thermo Fisher Scientific, Inc.	711	159,115
Worldpay, Inc. — Class A*	2,057	157,216
Monster Beverage Corp.*	3,185	156,765
ABIOMED, Inc.*	469	152,444
Mondelez International, Inc. — Class A	3,688	147,631
Bristol-Myers Squibb Co.	2,792	145,128
Global Payments, Inc.	1,405	144,898
Cintas Corp.	808	135,736
Cigna Corp.	700	132,944
Centene Corp.*	1,140	131,442
Sysco Corp.	2,065	129,393
Jazz Pharmaceuticals plc*	1,032	127,927
Molina Healthcare, Inc.*	1,005	116,801
Mylan N.V.*	4,260	116,724
Total Consumer, Non-cyclical		3,888,398
Financial - 18.8%
Progressive Corp.	3,139	189,376
Mastercard, Inc. — Class A	902	170,162
Credit Acceptance Corp.*	435	166,066
Visa, Inc. — Class A	1,240	163,606
American Financial Group, Inc.	1,714	155,168
JPMorgan Chase & Co.	1,521	148,480
Alexandria Real Estate Equities, Inc. REIT	1,285	148,083
Prologis, Inc. REIT	2,503	146,976
CBRE Group, Inc. — Class A*	3,480	139,339
Host Hotels & Resorts, Inc. REIT	8,141	135,711
Bank of America Corp.	5,428	133,746
Goldman Sachs Group, Inc.	787	131,469
Citigroup, Inc.	2,511	130,723
Ally Financial, Inc.	5,741	130,091
T. Rowe Price Group, Inc.	1,396	128,879
Zions Bancorp North America	3,072	125,153
Intercontinental Exchange, Inc.	1,625	122,411
Wells Fargo & Co.	2,603	119,946
KeyCorp	7,664	113,274
Total Financial		2,698,659
Communications - 14.7%
CDW Corp.	2,187	177,256
Twenty-First Century Fox, Inc. — Class A	3,319	159,710
Verizon Communications, Inc.	2,835	159,384
Walt Disney Co.	1,450	158,993
Amazon.com, Inc.*	103	154,703
Facebook, Inc. — Class A*	1,149	150,622
Comcast Corp. — Class A	4,337	147,675
IAC/InterActiveCorp*	803	146,981
Motorola Solutions, Inc.	1,246	143,340
Cisco Systems, Inc.	3,211	139,133
GrubHub, Inc.*	1,637	125,738
Discovery, Inc. — Class A*	5,045	124,813
VeriSign, Inc.*	834	123,674
Charter Communications, Inc. — Class A*	373	106,294
CenturyLink, Inc.	5,897	89,339
Total Communications		2,107,655
Consumer, Cyclical - 12.7%
Dollar Tree, Inc.*	1,971	178,021
Allison Transmission Holdings, Inc.	3,827	168,044
Burlington Stores, Inc.*	1,025	166,737
Live Nation Entertainment, Inc.*	2,880	141,840
DR Horton, Inc.	4,082	141,482
Darden Restaurants, Inc.	1,395	139,305
Lennar Corp. — Class A	3,501	137,064
Delta Air Lines, Inc.	2,551	127,295
Advance Auto Parts, Inc.	805	126,755
Aptiv plc	2,057	126,649
Wynn Resorts Ltd.	1,279	126,506
TJX Companies, Inc.	2,793	124,959
Costco Wholesale Corp.	609	124,059
Total Consumer, Cyclical		1,828,716
Technology - 11.0%
Broadcom, Inc.	750	190,710
Xilinx, Inc.	2,205	187,800
salesforce.com, Inc.*	1,335	182,855
VMware, Inc. — Class A	1,201	164,693
Intuit, Inc.	749	147,441
HP, Inc.	6,369	130,310
Cognizant Technology Solutions Corp. — Class A	2,043	129,690
MSCI, Inc. — Class A	815	120,155
Apple, Inc.	731	115,308
Qorvo, Inc.*	1,846	112,107
Maxim Integrated Products, Inc.	1,962	99,768
Total Technology		1,580,837
Industrial - 8.3%
Ball Corp.	4,094	188,242
CH Robinson Worldwide, Inc.	2,126	178,775
Spirit AeroSystems Holdings, Inc. — Class A	2,299	165,735
Lockheed Martin Corp.	626	163,912
TransDigm Group, Inc.*	439	149,286
Fortune Brands Home & Security, Inc.	3,755	142,653
FLIR Systems, Inc.	2,472	107,631
FedEx Corp.	588	94,862
Total Industrial		1,191,096
Energy - 4.8%
Diamondback Energy, Inc.	1,419	131,542
Kinder Morgan, Inc.	7,637	117,457
Phillips 66	1,348	116,130
Williams Companies, Inc.	4,952	109,191
EOG Resources, Inc.	1,243	108,402
Pioneer Natural Resources Co.	810	106,531
Total Energy		689,253

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 100.3% (continued)
Basic Materials - 2.1%
Celanese Corp. — Class A	1,809	$162,756
Albemarle Corp.	1,850	142,579
Total Basic Materials		305,335
Utilities - 0.9%
Vistra Energy Corp.*	5,596	128,092
Total Common Stocks
(Cost $13,670,887)		14,418,041
Total Investments - 100.3%
(Cost $13,670,887)		$14,418,041
Other Assets & Liabilities, net - (0.3)%		(45,694)
Total Net Assets - 100.0%		$14,372,347

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,418,041	$—	$—	$14,418,041

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 23.4%
Progressive Corp.	704	$42,473
Chubb Ltd.	312	40,304
Ally Financial, Inc.	1,756	39,791
Realty Income Corp. REIT	600	37,824
Unum Group	1,229	36,108
National Retail Properties, Inc. REIT	720	34,927
Goldman Sachs Group, Inc.	208	34,746
Citigroup, Inc.	666	34,672
JPMorgan Chase & Co.	346	33,776
Commerce Bancshares, Inc.	598	33,709
Synchrony Financial	1,396	32,750
Zions Bancorp North America	794	32,348
Fidelity National Financial, Inc.	1,018	32,006
Liberty Property Trust REIT	764	31,997
Bank of America Corp.	1,237	30,480
Discover Financial Services	489	28,841
U.S. Bancorp	605	27,648
M&T Bank Corp.	181	25,907
Huntington Bancshares, Inc.	2,006	23,911
Fifth Third Bancorp	1,007	23,695
Citizens Financial Group, Inc.	789	23,457
KeyCorp	1,555	22,983
Comerica, Inc.	327	22,462
Total Financial		726,815
Consumer, Non-cyclical - 20.6%
McCormick & Company, Inc.	322	44,835
Lamb Weston Holdings, Inc.	587	43,180
Abbott Laboratories	582	42,096
AbbVie, Inc.	441	40,656
Merck & Company, Inc.	532	40,650
Eli Lilly & Co.	339	39,229
Avery Dennison Corp.	381	34,225
Johnson & Johnson	261	33,682
Archer-Daniels-Midland Co.	820	33,595
Mondelez International, Inc. — Class A	835	33,425
Bristol-Myers Squibb Co.	612	31,812
Altria Group, Inc.	610	30,128
Baxter International, Inc.	450	29,619
Procter & Gamble Co.	312	28,679
Kroger Co.	1,032	28,380
Sysco Corp.	450	28,197
Bunge Ltd.	481	25,705
Philip Morris International, Inc.	372	24,835
Encompass Health Corp.	399	24,618
Total Consumer, Non-cyclical		637,546
Industrial - 10.9%
CH Robinson Worldwide, Inc.	481	40,447
Eaton Corporation plc	499	34,261
Keysight Technologies, Inc.*	547	33,958
Caterpillar, Inc.	258	32,784
Honeywell International, Inc.	247	32,634
L3 Technologies, Inc.	171	29,696
Waste Management, Inc.	317	28,210
Donaldson Company, Inc.	641	27,813
Agilent Technologies, Inc.	410	27,658
WestRock Co.	710	26,810
FLIR Systems, Inc.	528	22,989
Total Industrial		337,260
Consumer, Cyclical - 10.8%
Allison Transmission Holdings, Inc.	827	36,314
PACCAR, Inc.	620	35,427
VF Corp.	482	34,386
BorgWarner, Inc.	950	33,003
Kohl's Corp.	492	32,639
Yum! Brands, Inc.	338	31,069
Darden Restaurants, Inc.	302	30,158
Delta Air Lines, Inc.	574	28,643
Aptiv plc	453	27,891
Aramark	823	23,842
Best Buy Company, Inc.	422	22,349
Total Consumer, Cyclical		335,721
Technology - 9.6%
Xilinx, Inc.	517	44,033
KLA-Tencor Corp.	387	34,633
Paychex, Inc.	509	33,161
Intel Corp.	655	30,739
Teradata Corp.*	786	30,151
Leidos Holdings, Inc.	528	27,836
Maxim Integrated Products, Inc.	516	26,239
International Business Machines Corp.	226	25,689
DXC Technology Co.	441	23,448
Advanced Micro Devices, Inc.*	1,131	20,878
Total Technology		296,807
Energy - 8.7%
Chevron Corp.	291	31,658
Exxon Mobil Corp.	413	28,162
Kinder Morgan, Inc.	1,738	26,730
ConocoPhillips	419	26,125
Phillips 66	300	25,845
Williams Companies, Inc.	1,125	24,806
ONEOK, Inc.	449	24,224
Occidental Petroleum Corp.	394	24,184
Marathon Oil Corp.	1,477	21,180
Hess Corp.	456	18,468
Targa Resources Corp.	510	18,370
Total Energy		269,752
Communications - 6.5%
Twenty-First Century Fox, Inc. — Class A	750	36,090
Verizon Communications, Inc.	610	34,294
Motorola Solutions, Inc.	284	32,672
Cisco Systems, Inc.	716	31,024
CBS Corp. — Class B	597	26,101
AT&T, Inc.	848	24,202
CenturyLink, Inc.	1,214	18,392
Total Communications		202,775
Utilities - 5.9%
Exelon Corp.	786	35,449
DTE Energy Co.	291	32,097
Xcel Energy, Inc.	622	30,646
CMS Energy Corp.	583	28,946
NiSource, Inc.	1,141	28,924
Atmos Energy Corp.	296	27,445
Total Utilities		183,507

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2018

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Basic Materials - 2.6%
Celanese Corp. — Class A	477	$42,916
Albemarle Corp.	490	37,764
Total Basic Materials		80,680
Total Common Stocks
(Cost $3,151,460)		3,070,863
Total Investments - 99.0%
(Cost $3,151,460)		$3,070,863
Other Assets & Liabilities, net - 1.0%		30,084
Total Net Assets - 100.0%		$3,100,947

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,070,863	$—	$—	$3,070,863

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

This report covers the Directional Allocation Fund, RBP® Dividend Fund, RBP® Large-Cap Defensive Fund, RBP® Large-Cap Market Fund, and RBP® Large-Cap Value Fund (the “Funds”), each a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Exchange-traded funds are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Partners Investment Management, LLC (“GPIM”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Directional Allocation Fund	545,168,154	45,585,940	(29,483,543)	16,102,397
RBP® Dividend Fund	19,753,915	629,818	(1,724,382)	(1,094,564)
RBP® Large-Cap Defensive Fund	13,674,085	1,157,488	(1,040,549)	116,939
RBP® Large-Cap Market Fund	13,728,814	1,784,821	(1,095,594)	689,227
RBP® Large-Cap Value Fund	3,160,795	190,769	(280,701)	(89,932)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*		/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	March 1, 2019

By (Signature and Title)*		/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Chief Accounting Officer

Date	March 1, 2019

*	Print the name and title of each signing officer under his or her signature.